The Company and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value Asset Measured on Recurring Basis

The following table presents assets that were measured and recognize at fair value on September 30, 2018 and December 31, 2017 and the years then ended on a recurring basis:

Fair Value Measurements at September 30, 2018

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets and liabilities at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2017

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets and liabilities at fair value	$-	$-	$-	$-

. The following table presents assets that were measured and recognize at fair value on December 31, 2017 and December 31, 2016 and the years then ended on a recurring basis:

Fair Value Measurements at December 31, 2017

Quoted Prices in Active
		Markets for Identical Assets	Significant Other ObservableInputs	Significant UnobservableInputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets and liabilities at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2016

Quoted Prices in Active
		Markets for Identical Assets	Significant Other ObservableInputs	Significant UnobservableInputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets and liabilities at fair value	$-	$-	$-	$-